Short-Term Investments - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Short-Term Investments [Abstract]
Gain from changes in fair value	¥ 8,310	¥ 240